SCHEDULE OF REVENUE FROM SERVICES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Revenues	$ 2,860	$ 1,430	$ 7,468	$ 2,876
Revenues from services [member]
IfrsStatementLineItems [Line Items]
Revenues	618	301	1,149	638
Revenues from leasing [member]
IfrsStatementLineItems [Line Items]
Revenues	154	75	287	159
Revenues from sales of precision metal parts [member]
IfrsStatementLineItems [Line Items]
Revenues	795	1,054	1,612	1,872
Revenues from smart carts project [member]
IfrsStatementLineItems [Line Items]
Revenues	1,574		4,701	207
External [member]
IfrsStatementLineItems [Line Items]
Revenues	$ 3,141	$ 1,430	$ 7,749	$ 2,876